Supplement dated October 16, 2023 to the Statutory Prospectus and Initial Summary Prospectus each dated May 1, 2023
Prospectus Form #
Product Name
RiverSource® RAVA Apex Variable Annuity	PRO9109 (05/23)/ ISP9109 (05/23)
 This Supplement updates certain information in the most recent Statutory Prospectus and Initial Summary Prospectus (together, the “Prospectus”). This Supplement must be preceded or accompanied by the Prospectus for your Contract.  You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
I.  For contracts with application dates on or after 10/16/2023, the current annual fee for the Enhanced Legacy Benefit rider will change from 0.95% to 1.00% and all references in the Prospectus to the current annual fee for the Enhanced Legacy Benefit will change to 1.00%.
For application dates before 10/16/2023, this does not change your current rider fee. The maximum annual fee percentage is not changing.
Please see “Fee Table and Examples — Optional Benefit Expenses – Optional Death Benefits”, “Optional Benefit Charges – Enhanced Legacy Benefit Charge”, “Benefits Available Under the Contract”, and “Additional Information About Fees” sections of the Prospectus for more information.

II. The “Important Information You Should Consider About the Contract” table is revised, and Ongoing Fees and Expenses disclosure is replaced with the following:
	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge schedule chosen, death benefit option, age band, size band and Contract value)	0.66%	1.51%
	Fund options (Funds fees and expenses)(2)	0.50%	1.75%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	1.00%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is percentage of average daily Contract value in the Variable Account. Maximum is percentage of greater of Contract value or guaranteed death benefit amount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,329	Highest Annual Cost: $2,734
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

III. For contracts with application dates on or after 10/16/2023, Benefit Protector Death Benefit earnings multiplier is increased from 15% to 25%.
The table in the Statutory Prospectus under “Benefits Available Under the Contract” describing the Benefit Protector Death Benefit is revised and replaced with the following:
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Optional Benefits
Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Available with the Standard
ROPP Death Benefit, MAV or
5-year MAV
•For application dates on or
after 10/16/2023, for
contract owners age 70 and
older at issue, the benefit
decreases from 40% to 25%
of earnings
•For application dates prior to
10/16/2023, for contract
owners age 70 and older at
issue, the benefit decreases
from 40% to 15% of
earnings
•Annuitizing the Contract
terminates the benefit

The table in the Initial Summary Prospectus under “Benefits Available Under the Contract” describing the Benefit Protector Death Benefit is revised and replaced with the following:
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Optional Benefits
Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•Available with the Standard
ROPP Death Benefit, MAV or
5-year MAV
•For contract owners age 70
and older at issue, the
benefit decreases from 40%
to 25% of earnings
•Annuitizing the Contract
terminates the benefit

In the “Optional Benefits – Optional Death Benefits – Benefit Protector Death Benefit” section in the Statutory Prospectus, the fourth paragraph is replaced with the following:
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
For contracts with application dates on or after 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or

•
25% of your earnings at death if you were age 70 or older on the rider effective date.
For contracts with application dates prior to 10/16/2023
•
the applicable death benefit, plus:
•
40% of your earnings at death if you were under age 70 on the rider effective date; or
•
15% of your earnings at death if you were age 70 or older on the rider effective date.
IV. For contracts with application dates on or after 10/16/2023, the funds available under the Enhanced Legacy Benefit will include certain Portfolio Navigator funds and the paragraph “Funds Available Under the Enhanced Legacy Benefit” in the “Appendix A: Funds Available Under the Contract” is replaced with the following:
Funds Available Under the Enhanced Legacy Benefit
For contracts issued with the Enhanced Legacy Benefit, you are required to invest your contract value in the Portfolio Stabilizer and certain Portfolio Navigator funds* listed below:
The Portfolio Stabilizer funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds* currently available are:
1. Variable Portfolio – Conservative Portfolio (Class 2)
2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3. Variable Portfolio – Moderate Portfolio (Class 2)
4. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
* Available for application dates on or after 10/16/2023.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0003_(10/23)